Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value_Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading (Details) - KRW (₩)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 422,374,000,000	₩ 58,692,000,000	₩ 196,959,000,000
Financial assets at FVTPL
Gains losses on financial instruments held for trading [Line Items]
Total	27,902,000,000	108,016,000,000	131,149,000,000
Securities
Gains losses on financial instruments held for trading [Line Items]
Total	20,045,000,000	106,088,000,000	130,115,000,000
Securities | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	142,551,000,000	186,394,000,000	182,342,000,000
Securities | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(122,506,000,000)	(80,306,000,000)	(52,227,000,000)
Loans
Gains losses on financial instruments held for trading [Line Items]
Total	7,212,000,000	1,535,000,000	820,000,000
Loans | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	15,299,000,000	1,556,000,000	5,742,000,000
Loans | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(8,087,000,000)	(21,000,000)	(4,922,000,000)
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total	645,000,000	393,000,000	214,000,000
Other financial assets | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	10,902,000,000	3,963,000,000	2,580,000,000
Other financial assets | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(10,257,000,000)	(3,570,000,000)	(2,366,000,000)
Derivatives (Held for trading)
Gains losses on financial instruments held for trading [Line Items]
Total	394,472,000,000	(49,324,000,000)	65,810,000,000
Interest rate derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(271,239,000,000)	(108,579,000,000)	(47,663,000,000)
Interest rate derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	1,727,585,000,000	1,507,254,000,000	1,255,581,000,000
Interest rate derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(1,998,824,000,000)	(1,615,833,000,000)	(1,303,244,000,000)
Currency derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	656,001,000,000	17,066,000,000	113,007,000,000
Currency derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	12,562,354,000,000	6,872,513,000,000	4,935,922,000,000
Currency derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(11,906,353,000,000)	(6,855,447,000,000)	(4,822,915,000,000)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	10,125,000,000	42,860,000,000	1,574,000,000
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	1,835,497,000,000	839,196,000,000	486,560,000,000
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(1,825,372,000,000)	(796,336,000,000)	(484,986,000,000)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(415,000,000)	(671,000,000)	(1,108,000,000)
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	0	695,000,000	4,138,000,000
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	₩ (415,000,000)	₩ (1,366,000,000)	₩ (5,246,000,000)